DEBT (Tables)	12 Months Ended
Dec. 31, 2022
DEBT
Schedule of debt

($ thousands)	December 31, 2022	December 31, 2021
Current:
Senior notes	$80,600	$100,600
Long-term:
Bank credit facilities	56,316	397,971
Senior notes	122,600	203,200
Total debt	$259,516	$701,771

				Original	Remaining
			Coupon	Principal	Principal
Issue Date	Interest Payment Dates	Principal Repayment	Rate	($ thousands)	($ thousands)
September 3, 2014	March 3 and Sept 3	4 equal annual installments beginning September 3, 2023	3.79%	$200,000	$84,000
May 15, 2012	May 15 and Nov 15	2 equal annual installments beginning May 15, 2023	4.40%	$355,000	$119,200
		Total carrying value at December 31, 2022			$ 203,200

($ thousands)	December 31, 2022	December 31, 2021
Current portion of long-term debt	$80,600	$100,600
Long-term debt	178,916	601,171
Total debt	$259,516	$701,771
Less: Cash and cash equivalents	(38,000)	(61,348)
Net debt	$221,516	$640,423

b)	Adjusted funds flow

($ thousands)	2022	2021	2020
Cash flow from/(used in) operating activities	$1,173,382	$604,839	$335,884
Asset retirement obligation settlements	17,401	12,951	13,275
Changes in non-cash operating working capital	39,506	94,643	(83,669)
Adjusted funds flow	$1,230,289	$712,433	$265,490

c)	Net debt to adjusted funds flow ratio

($thousands)	December 31, 2022	December 31, 2021
Net debt	$221,516	$640,423
Trailing adjusted funds flow	1,230,289	712,433
Net debt to adjusted funds flow ratio	$0.2x	$0.9x